EMPLOYEE BENEFIT PLANS - MIX AND TARGETED ALLOCATION (Details)	Sep. 30, 2020	Sep. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Assets	100.00%	100.00%
U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	34.00%
Assets	38.00%	37.00%
International equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	17.00%
Assets	18.00%	17.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	38.00%
Assets	39.00%	42.00%
Other assets
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	11.00%
Assets	5.00%	4.00%